Share-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, Beginning balance	17,520,555	11,719,705	0
Number of options, Granted		6,138,353	11,737,705
Number of options, Forfeited	(257,750)	(75,000)	(18,000)
Number of options Exercised	(2,011,144)
Number of options, Canceled		(262,503)
Number of options, Ending balance	15,251,661	17,520,555	11,719,705
Number of options, Expected to vest	9,790,460
Number of options, Exercisable	5,410,546
Weighted average exercise price, Beginning balance	$ 2.5210	$ 2.5500	$ 0
Weighted average exercise price, Granted		2.4672	2.5500
Weighted average exercise price, Forfeited	2.5500	2.5500	2.5500
Weighted average exercise price Exercised	2.3290
Weighted average exercise price, canceled		2.5500
Weighted average exercise price, Ending balance	2.5458	$ 2.5210	$ 2.5500
Weighted average exercise price, Expected to vest	2.5500
Weighted average exercise price, Exercisable	$ 2.5383
Weighted average remaining contractual life	7 years 10 months 2 days	8 years 9 months 25 days	9 years 9 months
Weighted average remaining contractual life, Expected to vest	7 years 10 months 17 days
Weighted average remaining contractual life, Exercisable	7 years 9 months 7 days
Aggregate intrinsic value	$ 234,939	$ 227,049	$ 2,227	$ 0
Aggregate intrinsic value, Expected to vest	150,773
Aggregate intrinsic value, Exercisable	$ 83,386